Investments in Financial Instruments (Details) - Schedule of Investments in Financial Instruments - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of investments in financial instruments [Abstract]
Other stock instruments	$ 1,461,865	$ 1,758,605